July 15, 2010

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Wells Fargo Funds Trust (the "Trust")

Wells Fargo Advantage Adjustable Rate Government Fund
Wells Fargo Advantage High Yield Bond Fund
Wells Fargo Advantage International Bond Fund
Wells Fargo Advantage Total Return Bond Fund
Wells Fargo Advantage North Carolina Tax-Free Fund
Wells Fargo Advantage Pennsylvania Tax-Free Fund
Wells Fargo Advantage Strategic Municipal Bond Fund
Wells Fargo Advantage Diversified Capital Builder Fund
Wells Fargo Advantage Diversified Income Builder Fund
Wells Fargo Advantage Municipal Money Market Fund
Wells Fargo Advantage New Jersey Municipal Money Market Fund
Wells Fargo Advantage New York Municipal Money Market Fund
Wells Fargo Advantage Pennsylvania Municipal Money Market Fund
Wells Fargo Advantage Municipal Cash Management Money Market Fund ( each the "Fund", collectively the “Funds”)

Post-Effective Amendment No. 166 to Registration Statement

No. 333-74295/811-09253

Dear Sir or Madam:

The Trust submits this filing for each of its series, except for Wells Fargo Advantage Adjustable Rate Government Fund classes A, B and C with respect to its prospectus, Wells Fargo Advantage Diversified Capital Fund with respect to its Statement of Additional Information, and for Wells Fargo Advantage Diversified Income Builder Fund with respect to its Statement of Additional Information (the “Exclusions”).  Each of these aforementioned Funds has submitted a 497(c) filing to reflect non-material changes that had been made to the disclosure documents referenced above.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that, except for the Exclusions, (i) the form of the Fund’s prospectus and Statements of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 166 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on July 13, 2010.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle